Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of management compensation

	(In thousands of Brazilian Reais)
	Base salary(**)			Variable compensation			Stock option plan – Note 24			Total compensation
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Board of directors (*)	22,701	48,323	26,884	-	-	-	837	13,646	6,908	23,538	61,969	33,792
Executive officers	22,506	29,368	18,016	3,900	-	6,995	2,052	2,383	3,202	28,458	31,751	28,213
Fiscal Council	186	432	432	-	-	-	-	-	-	186	432	432
	45,393	78,123	45,332	3,900	-	6,995	2,889	16,029	10,110	52,182	94,152	62,437
% share-based payment over the total compensation							5,5%	17%	16.2%

(*)	Includes the compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).
(**)	including termination costs.

Schedule of related party balances and transactions

	Balances								Transactions
	Trade receivables		Other assets		Trade payables		Other liabilities		Revenues (expenses)
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2021

Controlling shareholders
Casino (i)	-	-	11	-	6	-	4	10	(23)	(30)	(46)
Foncière Euris (i)	-	-	-	-	-	-	1	1	(3)	(3)	(3)
Helicco Participações	-	-	-	-	-	-	1	-	-	-	-
Associates
FIC (ii)	8	4	50	35	4	4	-	-	22	19	62
Other related parties
Greenyellow (iii)	-	-	-	-	-	-	76	86	(107)	(92)	(274)
Sendas (v)	-	-	-	264	-	18	-	259	-	4,230	1,382
Casino Group (iv)	9	5	-	-	-	-	-	-	1	3	(7)
Wilkes	-	-	-	1	-	-	3	2	(7)	(8)	(5)
Others	-	-	2	1	-	-	-	-	-	-	-
Total	17	9	63	301	10	22	85	358	(117)	4,119	1,109

The Company's main transactions with related parties are:

(i)	Casino: (a) “Cost Sharing and Cost Reimbursement Agreement”: signed between the Company, Sendas, Helicco Participações Ltda., Foncière Euris Casino Services and Casino, Guichard-Perrachon S.A. (“Casino”) in August 10, 2014 and July 25, 2016, respectively, to set the reimbursement rules for the Group of incurred expenses by the Casino Group companies related to activities of transfer of “know-how” to the Group and also the reimbursement of expenses of French employees (expatriates) to Casino; (b) Insurance agreements entered into between the Group and Casino for intermediation of renewals of certain insurance policies; (c) Agency Agreement signed between the Company, Sendas, Casino Internacional S.A.and Groupe Casino Limited on July 25, 2016 for the “global sourcing” (prospecting global suppliers and intermediating the purchases) provided by Casino and reimbursement for Groupe Casino Limited the Company to restore reduced profit margins as a result of promotions realized by Company in its stores; (d) Purchase Agreement signed between the Company, Sendas and E.M.C. Distribution Limited on June 6, 2019 for the import of perishable and non-perishable products on a non-exclusive basis. This contract was canceled due to Casino's loss of control of GPA.
(ii)	FIC: Commercial contracts to set the rules for promotion and sale of financing services provided by FIC at the Company stores for implementation the financing partnership between the Company and Itaú Unibanco S.A.
(iii)	Greenyellow: execution of (a) agreement with the Company to set the rules for the equipment installation and services provided by Greenyellow of energy efficiency solutions in the retail stores for energy reduction; (b) contracts with the Company and Sendas for the purchase of energy sold on the free market; (c) fine costs resulting from the discontinuation of Extra Hiper stores in the amount of R$180 fully paid in 2021 and 2022.

(iv)	Casino Group: Receivable for expatriate expenses with Casino International, Distribution Casino and Casino Services. Provision of services in the importation of goods by other companies of the Casino Group.
(v)	Sendas: As of December 31, 2020 Sendas is not a subsidiary of the Group. The Company is responsible for the legal proceedings of Sendas prior to the Assai activity. The Company signed with Sendas a separation agreement, which main terms are related to the operational steps for the separation of the remaining activities done in conjunction. Additionally, this separation agreement establishes the indemnization rights and responsibilities, over which the Company is responsible for expenses related to losses given cause by the retail activity (operations prior to the Assai activity). In the same way, the Company has the right over the gains relate to such activity. In 2021, the parts signed an agreement to sell 70 stores (53 rights of use and 17 owned stores) to Sendas (refer to Note 1.1). In 2023, the amount receivable from Sendas was reclassified from the Related Parties group since Sendas is no longer consider a related party of the Company due to the total sale of its interest by the controlling shareholder Casino, occurred in June 2023.